Letterhead of Willkie Farr & Gallagher LLP

May 3, 2005

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	Smith Barney Investment Funds Inc.
Securities Act File No. 002-74288
Investment Company Act File No. 811-03275

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Smith Barney Investment Funds Inc. (the “Company”) hereby certifies that the definitive forms of prospectus and statement of additional information for Smith Barney Multiple Discipline Funds—All Cap and International Fund, dated April 1, 2005, do not differ from the forms of prospectus and statement of additional information contained in the registration statement for the Company electronically filed with the Securities and Exchange Commission under Rule 485(a) as Post-Effective Amendment No. 106 on March 30, 2005.

If you have any questions regarding this certification, please do not hesitate to contact me at (212) 728-8558.

Very truly yours,

/s/ Dianne E. O’Donnell

Dianne E. O’Donnell

Enclosures

cc:	Burton M. Leibert, Willkie Farr & Gallagher LLP
Harris Goldblat, Citigroup Asset Management